UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, February 14, 2008
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total(x$1,000):  $134,041
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     3160    60750 SH       Sole                    58235              2515
Anheuser-Busch                 COM              035229103     3500    66875 SH       Sole                    64595              2280
Avon                           COM              054303102     3011    76160 SH       Sole                    73210              2950
Black & Decker                 COM              091797100     2365    33955 SH       Sole                    32705              1250
Boeing Company                 COM              097023105     3578    40912 SH       Sole                    39177              1735
Burlington North SF            COM              12189T104     2477    29765 SH       Sole                    28800               965
Chevron                        COM              166764100     4378    46904 SH       Sole                    45254              1650
Cisco Systems                  COM              17275R102     3366   124330 SH       Sole                   120485              3845
Citigroup Inc                  COM              172967101     2435    82697 SH       Sole                    79844              2853
Coca-Cola                      COM              191216100     2284    37225 SH       Sole                    35680              1545
Disney, (Walt) Co              COM              254687106     3123    96755 SH       Sole                    93305              3450
DuPont deNemours               COM              263534109     2118    48035 SH       Sole                    46085              1950
Eastman Chemical               COM              277432100     2679    43850 SH       Sole                    42450              1400
Ebay Inc                       COM              278642103     1141    34385 SH       Sole                    33535               850
Exxon Mobil Corp               COM              30231G102     4927    52586 SH       Sole                    50506              2080
FedEx Corp                     COM              31428X106     2112    23690 SH       Sole                    22925               765
Garmin Ltd.                    COM              g37260109     1903    19615 SH       Sole                    18990               625
General Electric               COM              369604103     4641   125206 SH       Sole                   119687              5519
Goodyear Tire                  COM              382550101     2738    97015 SH       Sole                    94095              2920
Home Depot                     COM              437076102     2234    82922 SH       Sole                    79857              3065
Honeywell Inc.                 COM              438516106     4154    67464 SH       Sole                    64864              2600
Int'l Business Mach            COM              459200101     3330    30804 SH       Sole                    29739              1065
Intel Corp                     COM              458140100     3196   119873 SH       Sole                   114938              4935
J.B. Hunt                      COM              445658107      644    23393 SH       Sole                    23393
JP Morgan Chase                COM              46625H100     3298    75565 SH       Sole                    72460              3105
Johnson & Johnson              COM              478160104     3636    54510 SH       Sole                    52340              2170
Lighting Science Group -OLD    COM              53224g103       13    30000 SH       Sole                    30000
McDonalds Corp                 COM              580135101     4447    75492 SH       Sole                    72847              2645
Microsoft                      COM              594918104     3025    84977 SH       Sole                    82177              2800
Morgan Stanley                 COM              617446448     2317    43625 SH       Sole                    42150              1475
Nokia ADR                      COM              654902204     4568   118990 SH       Sole                   115050              3940
Novartis AG ADR                COM              66987V109     1662    30610 SH       Sole                    28930              1680
Oracle Systems                 COM              68389X105     3375   149458 SH       Sole                   143458              6000
Pfizer Inc                     COM              717081103     2079    91446 SH       Sole                    88321              3125
Procter & Gamble               COM              742718109     3701    50409 SH       Sole                    48494              1915
Royal Dutch Shl ADR            COM              780259206     2831    33625 SH       Sole                    33045               580
Royal Phil Elec ADR            COM              500472303     4082    95480 SH       Sole                    92003              3477
SAP AG ADR                     COM              803054204     1724    33765 SH       Sole                    32915               850
Spirit Aerosystems             COM              848574109     2464    71420 SH       Sole                    69300              2120
Stryker Corp                   COM              863667101     3089    41345 SH       Sole                    39695              1650
Time Warner Inc                COM              887317105     1768   107114 SH       Sole                   103004              4110
Toyota Motor                   COM              892331307     2284    21515 SH       Sole                    20705               810
Tyson Foods Cl A               COM              902494103      522    34079 SH       Sole                    33429               650
Unilever ADR                   COM              904784709     2122    58205 SH       Sole                    56295              1910
United Technologies            COM              913017109     4947    64631 SH       Sole                    62351              2280
Wal-Mart Stores                COM              931142103     4604    96855 SH       Sole                    93660              3195
Zimmer Inc.                    COM              98956p102     1988    30050 SH       Sole                    29185               865